UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07353

T. Rowe Price Corporate Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

Corporate Income Fund

Investor Class (PRPIX)

This semi-annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - Investor Class	$30	0.59%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$548,050
Number of Portfolio Holdings	387

Portfolio Turnover Rate	36.0%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	1.1%
AA Rated	2.6
A Rated	30.0
BBB Rated	53.9
BB Rated and Below	7.1
Not Rated	2.0
U.S. Treasury Securities	1.7
Reserves	1.6

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Citigroup	2.2%
SBA Tower Trust	2.0
CVS Health	1.7
U.S. Treasury Bonds	1.6
AbbVie	1.4
Bank of America	1.3
Health Care Service A Mutual Legal Reserve	1.3
Rogers Communications	1.3
Goldman Sachs Group	1.3
ONEOK	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F112-053 1/25

Corporate Income Fund

Investor Class (PRPIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Corporate Income Fund

I Class (TICCX)

This semi-annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - I Class	$21	0.40%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$548,050
Number of Portfolio Holdings	387

Portfolio Turnover Rate	36.0%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	1.1%
AA Rated	2.6
A Rated	30.0
BBB Rated	53.9
BB Rated and Below	7.1
Not Rated	2.0
U.S. Treasury Securities	1.7
Reserves	1.6

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Citigroup	2.2%
SBA Tower Trust	2.0
CVS Health	1.7
U.S. Treasury Bonds	1.6
AbbVie	1.4
Bank of America	1.3
Health Care Service A Mutual Legal Reserve	1.3
Rogers Communications	1.3
Goldman Sachs Group	1.3
ONEOK	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F445-053 1/25

Corporate Income Fund

I Class (TICCX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

Corporate Income Fund

Z Class (TRZCX)

This semi-annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$548,050
Number of Portfolio Holdings	387

Portfolio Turnover Rate	36.0%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	1.1%
AA Rated	2.6
A Rated	30.0
BBB Rated	53.9
BB Rated and Below	7.1
Not Rated	2.0
U.S. Treasury Securities	1.7
Reserves	1.6

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Citigroup	2.2%
SBA Tower Trust	2.0
CVS Health	1.7
U.S. Treasury Bonds	1.6
AbbVie	1.4
Bank of America	1.3
Health Care Service A Mutual Legal Reserve	1.3
Rogers Communications	1.3
Goldman Sachs Group	1.3
ONEOK	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F1405-053 1/25

Corporate Income Fund

Z Class (TRZCX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRPIX Corporate Income Fund
TICCX Corporate Income
Fund–
.
I Class
TRZCX Corporate Income
Fund–
.
Z Class

T. ROWE PRICE Corporate Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 7 .89 $ 7 .88 $ 8 .38 $ 9 .93 $ 9 .77 $ 9 .55
Investment
activities
Net investment
income
(1)(2)
0 .19 0 .35 0 .29 0 .23 0 .26 0 .32
Net realized and
unrealized gain/
loss 0 .24 0 .02 ( 0 .50 ) ( 1 .25 ) 0 .26 0 .33
Total from
investment
activities 0 .43 0 .37 ( 0 .21 ) ( 1 .02 ) 0 .52 0 .65
Distributions
Net investment
income ( 0 .19 ) ( 0 .36 ) ( 0 .29 ) ( 0 .24 ) ( 0 .26 ) ( 0 .33 )
Net realized gain — — — ( 0 .29 ) ( 0 .10 ) ( 0 .10 )
Total distributions ( 0 .19 ) ( 0 .36 ) ( 0 .29 ) ( 0 .53 ) ( 0 .36 ) ( 0 .43 )
NET ASSET
VALUE
End of period $ 8 .13 $ 7 .89 $ 7 .88 $ 8 .38 $ 9 .93 $ 9 .77

T. ROWE PRICE Corporate Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
5 .49% 4 .82% ( 2 .42 ) % ( 10 .88 ) % 5 .36% 6 .86%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .71%
(4)
0 .70% 0 .69% 0 .59% 0 .59% 0 .61%
Net expenses
after waivers/
payments by
Price Associates 0 .59%
(4)
0 .59% 0 .59% 0 .59% 0 .59% 0 .61%
Net investment
income 4 .63%
(4)
4 .47% 3 .70% 2 .37% 2 .58% 3 .22%
Portfolio turnover
rate 36 .0% 90 .7% 68 .6% 85 .5% 107 .6% 149 .4%
Net assets, end
of period (in
thousands) $124,551 $126,974 $141,998 $165,944 $420,125 $717,100
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Corporate Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 7 .90 $ 7 .88 $ 8 .39 $ 9 .94 $ 9 .78 $ 9 .55
Investment
activities
Net investment
income
(1)(2)
0 .20 0 .36 0 .31 0 .25 0 .27 0 .33
Net realized and
unrealized gain/
loss 0 .24 0 .03 ( 0 .51 ) ( 1 .25 ) 0 .27 0 .34
Total from
investment
activities 0 .44 0 .39 ( 0 .20 ) ( 1 .00 ) 0 .54 0 .67
Distributions
Net investment
income ( 0 .20 ) ( 0 .37 ) ( 0 .31 ) ( 0 .26 ) ( 0 .28 ) ( 0 .34 )
Net realized gain — — — ( 0 .29 ) ( 0 .10 ) ( 0 .10 )
Total distributions ( 0 .20 ) ( 0 .37 ) ( 0 .31 ) ( 0 .55 ) ( 0 .38 ) ( 0 .44 )
NET ASSET
VALUE
End of period $ 8 .14 $ 7 .90 $ 7 .88 $ 8 .39 $ 9 .94 $ 9 .78

T. ROWE PRICE Corporate Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
5 .59% 5 .15% ( 2 .36 ) % ( 10 .71 ) % 5 .47% 7 .09%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .46%
(4)
0 .46% 0 .46% 0 .44% 0 .49% 0 .49%
Net expenses
after waivers/
payments by
Price Associates 0 .40%
(4)
0 .41% 0 .41% 0 .41% 0 .48% 0 .49%
Net investment
income 4 .82%
(4)
4 .66% 3 .89% 2 .78% 2 .66% 3 .35%
Portfolio turnover
rate 36 .0% 90 .7% 68 .6% 85 .5% 107 .6% 149 .4%
Net assets, end
of period (in
thousands) $156,364 $149,202 $149,436 $162,609 $22,825 $17,990
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Corporate Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 7 .89 $ 7 .88 $ 8 .38 $ 9 .94 $ 10 .01
Investment activities
Net investment income
(2)(3)
0 .21 0 .40 0 .34 0 .28 0 .08
Net realized and unrealized
gain/loss 0 .24 0 .02 ( 0 .50 ) ( 1 .25 ) ( 0 .07 )
(4)
Total from investment
activities 0 .45 0 .42 ( 0 .16 ) ( 0 .97 ) 0 .01
Distributions
Net investment income ( 0 .21 ) ( 0 .41 ) ( 0 .34 ) ( 0 .30 ) ( 0 .08 )
Net realized gain — — — ( 0 .29 ) —
Total distributions ( 0 .21 ) ( 0 .41 ) ( 0 .34 ) ( 0 .59 ) ( 0 .08 )
NET ASSET VALUE
End of period $ 8 .13 $ 7 .89 $ 7 .88 $ 8 .38 $ 9 .94

T. ROWE PRICE Corporate Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(5)
5 .80% 5 .44% ( 1 .84 ) % ( 10 .43 ) % 0 .14%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0 .42%
(6)
0 .42% 0 .42% 0 .43% 0 .48%
(6)
Net expenses after waivers/
payments by Price Associates 0 .00%
(6)
0 .00% 0 .00% 0 .00% 0 .00%
(6)
Net investment income 5 .22%
(6)
5 .07% 4 .30% 2 .96% 2 .92%
(6)
Portfolio turnover rate 36 .0% 90 .7% 68 .6% 85 .5% 107 .6%
Net assets, end of period (in
thousands) $267,135 $265,549 $259,273 $281,974 $339,398
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Corporate Income Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  6.8%
Car Loan  1.4%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 491 497
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 491 497
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 250 250
Americredit Automobile Receivables Trust
Series 2023-1, Class B
5.57%, 3/20/28  895 905
Americredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  535 545
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  815 831
Carvana Auto Receivables Trust
Series 2021-P1, Class D
1.82%, 12/10/27  670 641
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 191 189
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 715 727
Exeter Automobile Receivables Trust
Series 2023-1A, Class B
5.72%, 4/15/27  104 104
Ford Credit Floorplan Master Owner Trust
Series 2024-3, Class B
4.50%, 9/15/29 (1) 165 163
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 199 201
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 430 430
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B
5.281%, 5/15/32 (1) 339 339

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 250 252
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 250 252
Santander Drive Auto Receivables Trust
Series 2024-2, Class C
5.84%, 6/17/30  890 911
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 142 144
7,878
Other Asset-Backed Securities  5.4%
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 455 447
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 110 111
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 100 101
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 100 100
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 1/18/38 (1) 330 330
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 145 147
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 585 562
Dell Equipment Finance Trust
Series 2024-2, Class C
4.99%, 8/22/30 (1) 105 105
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 446 440
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 246 239
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 607 567

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 1,101 1,174
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 157 176
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 597 584
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,506 1,415
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 789 704
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 358 366
Hotwire Funding
Series 2021-1, Class A2
2.311%, 11/20/51 (1) 2,360 2,227
HPEFS Equipment Trust
Series 2024-2A, Class C
5.52%, 10/20/31 (1) 580 587
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 1,446 1,374
Jersey Mike's Funding
Series 2019-1A, Class A2
4.433%, 2/15/50 (1) 79 78
Madison Park Funding XXXVII
Series 2019-37A, Class AR2, CLO, FRN
3M TSFR + 1.53%, 6.186%, 4/15/37 (1) 1,310 1,319
Magnetite XVII
Series 2016-17A, Class AR2, CLO, FRN
3M TSFR + 1.50%, 6.117%, 4/20/37 (1) 1,385 1,391
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 52 49
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 673 687
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 1/20/39 (1) 275 275

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.887%, 11/26/37 (1) 410 410
Planet Fitness Master Issuer
Series 2024-1A, Class A2I
5.765%, 6/5/54 (1) 1,945 1,958
SCF Equipment Leasing
Series 2024-1A, Class D
6.58%, 6/21/33 (1) 500 514
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 950 975
ServiceMaster Funding
Series 2020-1, Class A2I
2.841%, 1/30/51 (1) 424 388
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 4,615 4,454
Stonepeak
Series 2021-1A, Class AA
2.301%, 2/28/33 (1) 1,043 993
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 3,354 3,062
Zaxby's Funding
Series 2024-1A, Class A2I
6.594%, 4/30/54 (1) 1,102 1,129
29,438
Total Asset-Backed Securities
(Cost $37,701) 37,316
BANK LOANS  0.3% (2)
UTILITY  0.3%
Electric  0.3%
NRG Energy, FRN
3M TSFR + 1.75%, 6.339%, 4/16/31  1,721 1,725
Total Utility 1,725
Total Bank Loans
(Cost $1,718) 1,725

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
CONVERTIBLE PREFERRED STOCKS  0.3%
FINANCIAL INSTITUTIONS  0.1%
Brokerage Asset Managers Exchanges  0.1%
Ares Management, Series B, 6.75%, 10/1/27  10 553
Total Financial Institutions 553
INDUSTRIAL  0.2%
Capital Goods  0.2%
Boeing, 6.00%, 10/15/27  19 1,063
Total Industrial 1,063
Total Convertible Preferred Stocks
(Cost $1,452) 1,616
CORPORATE BONDS  86.5%
FINANCIAL INSTITUTIONS  30.7%
Banking  16.3%
ABN AMRO Bank, VR, 5.515%, 12/3/35 (1)(3) 1,700 1,699
Ally Financial, VR, 6.848%, 1/3/30 (3) 1,254 1,301
Ally Financial, VR, 6.992%, 6/13/29 (3) 1,275 1,337
Ally Financial, Series C, VR, 4.70% (3)(4) 1,365 1,177
Banco Bilbao Vizcaya Argentaria, Series 9, VR, 6.50% (3)(4) 1,200 1,202
Banco Santander, VR, 5.538%, 3/14/30 (3) 2,400 2,436
Bank of America, VR, 5.425%, 8/15/35 (3) 4,235 4,227
Bank of America, VR, 5.518%, 10/25/35 (3) 1,360 1,360
Bank of America, Series TT, VR, 6.125% (3)(4)(5) 1,580 1,614
BNP Paribas, VR, 5.906%, 11/19/35 (1)(3) 1,355 1,348
CaixaBank, VR, 6.037%, 6/15/35 (1)(3) 2,735 2,809
Capital One Financial, VR, 2.359%, 7/29/32 (3) 1,357 1,112
Capital One Financial, VR, 3.273%, 3/1/30 (3) 2,354 2,192
Citigroup, VR, 2.572%, 6/3/31 (3) 5,550 4,908
Citigroup, VR, 3.98%, 3/20/30 (3) 6,105 5,884
Citigroup, VR, 5.827%, 2/13/35 (3) 1,350 1,374
Deutsche Bank, Series 2020, VR, 6.00% (3)(4) 2,800 2,744
Fifth Third Bancorp, VR, 4.337%, 4/25/33 (3) 1,490 1,415
Fifth Third Bancorp, VR, 5.631%, 1/29/32 (3) 295 303
Goldman Sachs Group, VR, 2.615%, 4/22/32 (3) 4,190 3,637
Goldman Sachs Group, VR, 3.814%, 4/23/29 (3) 3,350 3,243
JPMorgan Chase, VR, 2.522%, 4/22/31 (3) 145 129
JPMorgan Chase, VR, 2.739%, 10/15/30 (3) 3,035 2,758
JPMorgan Chase, VR, 2.956%, 5/13/31 (3) 1,140 1,030
JPMorgan Chase, VR, 6.254%, 10/23/34 (3) 1,650 1,777

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
M&T Bank, VR, 6.082%, 3/13/32 (3)(5) 1,310 1,352
Morgan Stanley, VR, 2.699%, 1/22/31 (3) 1,460 1,313
Morgan Stanley, VR, 4.431%, 1/23/30 (3) 3,635 3,572
Morgan Stanley, VR, 6.342%, 10/18/33 (3) 1,515 1,639
National Australia Bank, 2.99%, 5/21/31 (1) 3,240 2,858
PNC Financial Services Group, VR, 5.401%, 7/23/35 (3) 1,730 1,754
PNC Financial Services Group, VR, 5.676%, 1/22/35 (3) 1,370 1,415
Regions Financial, VR, 5.502%, 9/6/35 (3)(5) 2,970 2,967
Santander Holdings USA, VR, 6.174%, 1/9/30 (3) 735 756
Santander Holdings USA, VR, 6.342%, 5/31/35 (3) 1,504 1,551
Santander Holdings USA, VR, 6.499%, 3/9/29 (3) 225 233
Santander Holdings USA, VR, 6.565%, 6/12/29 (3) 345 360
Societe Generale, VR, 5.519%, 1/19/28 (1)(3) 1,624 1,633
Societe Generale, VR, 8.125% (1)(3)(4) 650 641
Standard Chartered, VR, 7.018%, 2/8/30 (1)(3) 2,510 2,691
U.S. Bancorp, VR, 5.836%, 6/12/34 (3) 1,360 1,416
UBS Group, VR, 3.091%, 5/14/32 (1)(3) 615 543
UBS Group, VR, 6.246%, 9/22/29 (1)(3) 1,305 1,360
Wells Fargo, VR, 4.611%, 4/25/53 (3) 1,515 1,363
Wells Fargo, VR, 6.85% (3)(4) 2,760 2,857
Wells Fargo, Series BB, VR, 3.90% (3)(4) 1,465 1,425
Westpac Banking, VR, 5.618%, 11/20/35 (3) 2,725 2,748
89,463
Brokerage Asset Managers Exchanges  1.6%
HAT Holdings I, 8.00%, 6/15/27 (1) 2,210 2,307
Intercontinental Exchange, 2.65%, 9/15/40  3,278 2,392
Jane Street Group, 7.125%, 4/30/31 (1) 2,660 2,763
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 985 1,004
LSEGA Financing, 3.20%, 4/6/41 (1) 620 478
8,944
Finance Companies  1.9%
Aircastle, 4.25%, 6/15/26  3,013 2,980
OneMain Finance, 7.125%, 11/15/31  695 712
OneMain Finance, 9.00%, 1/15/29  710 753
SMBC Aviation Capital Finance, 5.30%, 4/3/29 (1) 3,145 3,176
SMBC Aviation Capital Finance, 5.55%, 4/3/34 (1) 2,700 2,738
10,359
Insurance  8.0%
Arthur J Gallagher, 5.45%, 7/15/34  2,705 2,774
Assurant, 6.10%, 2/27/26  870 878
Athene Global Funding, 5.526%, 7/11/31 (1) 2,900 2,960
Centene, 2.50%, 3/1/31  1,075 899
Centene, 3.00%, 10/15/30  379 330
Centene, 3.375%, 2/15/30  970 872

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Centene, 4.625%, 12/15/29  3,563 3,407
CNO Global Funding, 4.95%, 9/9/29 (1) 955 955
Corebridge Financial, 3.85%, 4/5/29  1,980 1,912
Corebridge Global Funding, 5.20%, 1/12/29 (1) 540 545
Elevance Health, 4.95%, 11/1/31  1,510 1,509
Elevance Health, 5.125%, 2/15/53  1,450 1,356
Enstar Group, 3.10%, 9/1/31 (5) 4,050 3,472
Equitable Financial Life Global Funding, 1.80%, 3/8/28 (1) 3,955 3,602
First American Financial, 5.45%, 9/30/34  2,792 2,761
Health Care Service A Mutual Legal Reserve, 2.20%, 6/1/30 (1) 3,685 3,217
Health Care Service A Mutual Legal Reserve, 3.20%, 6/1/50 (1) 3,970 2,634
Health Care Service A Mutual Legal Reserve, 5.875%, 6/15/54 (1) 1,160 1,177
Humana, 5.875%, 3/1/33  1,310 1,353
Molina Healthcare, 6.25%, 1/15/33 (1) 1,290 1,300
Muenchener Rueckversicherungs-Gesellschaft in Muenchen, VR,
5.875%, 5/23/42 (1)(3) 1,400 1,428
UnitedHealth Group, 3.25%, 5/15/51  1,905 1,345
UnitedHealth Group, 5.50%, 7/15/44  2,810 2,861
43,547
Real Estate Investment Trusts  2.9%
Essex Portfolio, 5.50%, 4/1/34  1,040 1,059
Goodman U.S. Finance Six, 5.125%, 10/7/34 (1)(5) 595 590
Invitation Homes Operating Partnership, 4.875%, 2/1/35  620 601
Invitation Homes Operating Partnership, 5.45%, 8/15/30  2,110 2,160
Kilroy Realty, 2.50%, 11/15/32  260 205
Kilroy Realty, 3.05%, 2/15/30  345 306
Kilroy Realty, 4.25%, 8/15/29  2,980 2,824
Kite Realty Group, 4.95%, 12/15/31  1,850 1,826
Prologis, 3.00%, 4/15/50  771 521
Prologis, 3.05%, 3/1/50  1,261 858
Prologis, 5.125%, 1/15/34  3,300 3,328
Prologis Targeted U.S. Logistics Fund, 5.25%, 1/15/35 (1) 695 695
Regency Centers, 5.10%, 1/15/35  445 444
Starwood Property Trust, 7.25%, 4/1/29 (1) 395 407
15,824
Total Financial Institutions 168,137
INDUSTRIAL  48.6%
Basic Industry  2.1%
Celanese U.S. Holdings, 6.33%, 7/15/29  709 732
Celanese U.S. Holdings, 6.379%, 7/15/32  1,651 1,717
Sociedad Quimica y Minera de Chile, 5.50%, 9/10/34 (1) 2,370 2,289
South32 Treasury, 4.35%, 4/14/32 (1) 4,115 3,833

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Yara International, 7.378%, 11/14/32 (1)(5) 2,640 2,944
11,515
Capital Goods  2.5%
Boeing, 2.196%, 2/4/26  430 415
Boeing, 2.75%, 2/1/26  801 779
Boeing, 3.75%, 2/1/50  1,915 1,347
Boeing, 6.298%, 5/1/29 (1) 1,510 1,572
Boeing, 6.858%, 5/1/54 (1) 1,170 1,264
Ferguson Enterprises, 5.00%, 10/3/34  540 529
Huntington Ingalls Industries, 5.353%, 1/15/30  370 373
Ingersoll Rand, 5.45%, 6/15/34  550 563
Ingersoll Rand, 5.70%, 6/15/54  460 475
Owens Corning, 5.70%, 6/15/34  735 763
Owens Corning, 5.95%, 6/15/54  1,865 1,956
Regal Rexnord, 6.05%, 2/15/26  1,015 1,023
Regal Rexnord, 6.05%, 4/15/28  134 138
Regal Rexnord, 6.30%, 2/15/30  170 177
Ritchie Bros Holdings, 6.75%, 3/15/28 (1) 208 214
Sealed Air, 6.125%, 2/1/28 (1) 620 624
Stanley Black & Decker, 2.75%, 11/15/50  2,072 1,260
Stanley Black & Decker, 4.85%, 11/15/48  224 202
13,674
Communications  7.8%
Charter Communications Operating, 2.80%, 4/1/31  3,415 2,922
Charter Communications Operating, 6.384%, 10/23/35  1,700 1,743
Charter Communications Operating, 6.55%, 6/1/34  1,482 1,551
Comcast, 2.80%, 1/15/51  896 570
Comcast, 2.887%, 11/1/51  5,780 3,735
Comcast, 3.75%, 4/1/40  1,620 1,354
Cox Communications, 5.80%, 12/15/53 (1) 1,430 1,372
Crown Castle Towers, 3.663%, 5/15/25 (1) 1,785 1,771
Directv Financing, 5.875%, 8/15/27 (1) 2,950 2,891
Meta Platforms, 4.45%, 8/15/52  2,925 2,606
Meta Platforms, 5.40%, 8/15/54  305 312
Rogers Communications, 4.35%, 5/1/49  90 75
Rogers Communications, 4.55%, 3/15/52  3,310 2,798
Rogers Communications, 5.00%, 2/15/29  4,125 4,137
SBA Tower Trust, 1.631%, 11/15/26 (1) 1,405 1,313
SBA Tower Trust, 2.328%, 1/15/28 (1) 820 746
SBA Tower Trust, 2.836%, 1/15/25 (1) 3,295 3,287
SBA Tower Trust, 4.831%, 10/15/29 (1) 5,785 5,632
Sprint Capital, 8.75%, 3/15/32  1,105 1,334
Time Warner Cable Enterprises, 8.375%, 7/15/33  1,176 1,350

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Vmed O2 U.K. Financing I, 7.75%, 4/15/32 (1) 1,345 1,369
42,868
Consumer Cyclical  5.7%
Aptiv, 4.65%, 9/13/29  1,050 1,024
Benteler International, 10.50%, 5/15/28 (1) 1,350 1,416
Clarios Global, 6.75%, 5/15/28 (1) 263 269
Flutter Treasury DAC, 6.375%, 4/29/29 (1) 1,345 1,368
Ford Motor Credit, 6.95%, 3/6/26  2,595 2,642
General Motors, 5.95%, 4/1/49  394 392
General Motors, 6.25%, 10/2/43  425 436
General Motors Financial, 5.55%, 7/15/29  1,675 1,709
GLP Capital, 5.375%, 4/15/26  1,719 1,718
Hilton Domestic Operating, 5.75%, 5/1/28 (1) 1,335 1,335
Hyundai Capital America, 5.35%, 3/19/29 (1) 690 701
Hyundai Capital America, 5.40%, 1/8/31 (1) 550 560
Hyundai Capital America, 6.20%, 9/21/30 (1) 1,305 1,377
Hyundai Capital America, 6.50%, 1/16/29 (1) 860 908
Las Vegas Sands, 5.90%, 6/1/27  620 629
Nissan Motor, 4.81%, 9/17/30 (1)(5) 3,910 3,539
Nissan Motor Acceptance, 1.85%, 9/16/26 (1) 1,270 1,171
Nissan Motor Acceptance, 6.95%, 9/15/26 (1) 150 152
Phinia, 6.75%, 4/15/29 (1) 330 337
Prime Security Services Borrower, 3.375%, 8/31/27 (1) 1,152 1,081
Starbucks, 4.45%, 8/15/49  1,625 1,405
Uber Technologies, 4.50%, 8/15/29 (1) 1,471 1,438
Uber Technologies, 4.80%, 9/15/34  640 626
VF, 2.95%, 4/23/30 (5) 3,385 2,916
Volkswagen Group of America Finance, 6.45%, 11/16/30 (1) 510 535
ZF North America Capital, 6.75%, 4/23/30 (1) 1,245 1,209
30,893
Consumer Non-Cyclical  10.9%
AbbVie, 4.05%, 11/21/39  2,245 1,981
AbbVie, 4.25%, 11/21/49  665 570
AbbVie, 4.70%, 5/14/45  1,390 1,291
AbbVie, 4.875%, 11/14/48  2,085 1,954
AbbVie, 5.40%, 3/15/54  1,895 1,925
Amgen, 5.60%, 3/2/43  690 700
BAT Capital, 4.54%, 8/15/47  495 411
BAT Capital, 5.834%, 2/20/31  2,125 2,213
BAT Capital, 7.081%, 8/2/53  1,305 1,488
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 1,535 1,594
Bayer U.S. Finance II, 4.70%, 7/15/64 (1) 1,181 887
Becton Dickinson & Company, 3.794%, 5/20/50  1,117 868
Becton Dickinson & Company, 4.669%, 6/6/47  3,168 2,821

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
CVS Health, 5.05%, 3/25/48  7,370 6,508
CVS Health, 5.70%, 6/1/34 (5) 2,735 2,779
HCA, 5.45%, 9/15/34  910 910
HCA, 5.95%, 9/15/54  1,215 1,225
Icon Investments Six, 5.849%, 5/8/29  370 381
Icon Investments Six, 6.00%, 5/8/34  310 319
Imperial Brands Finance, 5.50%, 2/1/30 (1) 1,410 1,435
Imperial Brands Finance, 6.125%, 7/27/27 (1) 3,155 3,243
IQVIA, 5.70%, 5/15/28  4,065 4,156
Kenvue, 5.10%, 3/22/43  1,510 1,502
Kroger, 5.50%, 9/15/54  1,205 1,194
Mattel, 5.875%, 12/15/27 (1) 2,660 2,675
Pfizer Investment Enterprises, 5.30%, 5/19/53  4,040 3,962
Pfizer Investment Enterprises, 5.34%, 5/19/63  1,380 1,333
Solventum, 5.45%, 3/13/31 (1) 4,105 4,161
Solventum, 5.90%, 4/30/54 (1) 1,370 1,395
Sysco, 4.45%, 3/15/48  135 115
Teva Pharmaceutical Finance, 6.15%, 2/1/36  1,880 1,899
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  200 216
Viterra Finance, 4.90%, 4/21/27 (1) 1,600 1,596
59,707
Energy  12.4%
Cheniere Energy, 5.65%, 4/15/34  2,345 2,398
Cheniere Energy Partners, 3.25%, 1/31/32  756 666
Cheniere Energy Partners, 5.95%, 6/30/33  2,262 2,350
Devon Energy, 5.20%, 9/15/34  2,870 2,795
Diamondback Energy, 4.40%, 3/24/51  329 270
Diamondback Energy, 5.75%, 4/18/54  2,300 2,287
Enbridge, 5.625%, 4/5/34  885 912
Enbridge, 5.95%, 4/5/54  1,435 1,498
Enbridge, 6.70%, 11/15/53  890 1,016
Energy Transfer, 5.60%, 9/1/34 (5) 1,370 1,396
Energy Transfer, 5.95%, 5/15/54  1,460 1,478
Eni, 5.50%, 5/15/34 (1) 830 839
Eni, 5.95%, 5/15/54 (1) 1,025 1,040
Expand Energy, 5.875%, 2/1/29 (1) 2,720 2,718
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (1) 1,220 1,224
Hilcorp Energy I, 5.75%, 2/1/29 (1) 1,610 1,562
Hilcorp Energy I, 6.00%, 4/15/30 (1) 825 795
Hilcorp Energy I, 8.375%, 11/1/33 (1) 375 395
Kinetik Holdings, 5.875%, 6/15/30 (1) 325 324
Kinetik Holdings, 6.625%, 12/15/28 (1) 1,015 1,038
NuStar Logistics, 6.00%, 6/1/26  344 345

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Occidental Petroleum, 6.05%, 10/1/54  560 557
Occidental Petroleum, 6.125%, 1/1/31  557 577
Occidental Petroleum, 6.60%, 3/15/46  1,400 1,477
Occidental Petroleum, 7.50%, 5/1/31  655 732
Occidental Petroleum, 8.875%, 7/15/30  2,280 2,628
ONEOK, 4.75%, 10/15/31  935 919
ONEOK, 5.05%, 11/1/34  3,340 3,284
ONEOK, 5.80%, 11/1/30  2,280 2,378
Patterson-UTI Energy, 7.15%, 10/1/33 (5) 1,250 1,336
Permian Resources Operating, 6.25%, 2/1/33 (1) 675 679
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 810 780
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 1,310 1,344
Seadrill Finance, 8.375%, 8/1/30 (1) 1,235 1,258
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1) 420 416
South Bow USA Infrastructure Holdings, 5.584%, 10/1/34 (1)(5) 510 509
Targa Resources Partners, 5.50%, 3/1/30  2,818 2,846
Targa Resources Partners, 6.875%, 1/15/29  1,766 1,811
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1)(6) 1,600 1,592
Transcontinental Gas Pipe Line, 3.95%, 5/15/50  4,000 3,148
Var Energi, 7.50%, 1/15/28 (1) 2,510 2,671
Var Energi, 8.00%, 11/15/32 (1) 2,675 3,064
Venture Global LNG, 9.50%, 2/1/29 (1) 2,575 2,871
Western Midstream Operating, 4.05%, 2/1/30  1,170 1,110
Western Midstream Operating, 6.35%, 1/15/29  2,595 2,710
68,043
Industrial Other  0.2%
Jacobs Engineering Group, 6.35%, 8/18/28  1,225 1,281
1,281
Technology  3.8%
AP Grange Holdings, 6.50%, 3/20/45, Acquisition Date: 6/12/24,
Cost $1,360 (6)(7)(8) 1,360 1,360
Broadcom, 2.45%, 2/15/31 (1) 2,430 2,114
Broadcom, 4.55%, 2/15/32  995 974
Cadence Design Systems, 4.70%, 9/10/34  765 749
CDW, 5.10%, 3/1/30  685 681
Fiserv, 5.45%, 3/15/34  3,735 3,817
Foundry JV Holdco, 5.90%, 1/25/30 (1) 235 239
Foundry JV Holdco, 6.15%, 1/25/32 (1) 1,885 1,929
Intel, 3.25%, 11/15/49  2,117 1,380
Motorola Solutions, 5.40%, 4/15/34  770 785
Oracle, 3.60%, 4/1/40  551 447
Oracle, 3.60%, 4/1/50  940 694
Oracle, 3.65%, 3/25/41  2,204 1,782
Oracle, 3.95%, 3/25/51  994 777

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Salesforce, 2.90%, 7/15/51  2,530 1,706
Western Digital, 4.75%, 2/15/26  1,385 1,371
20,805
Transportation  3.2%
American Airlines, 5.75%, 4/20/29 (1) 655 652
Burlington Northern Santa Fe, 5.50%, 3/15/55  1,400 1,448
Canadian Pacific Railway, 3.50%, 5/1/50  4,010 3,001
ERAC USA Finance, 4.90%, 5/1/33 (1) 2,470 2,453
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 4,131 4,162
Norfolk Southern, 5.95%, 3/15/64  2,645 2,842
Transurban Finance, 2.45%, 3/16/31 (1) 3,335 2,872
17,430
Total Industrial 266,216
UTILITY  7.2%
Electric  6.2%
American Electric Power, 5.625%, 3/1/33  1,325 1,366
Appalachian Power, 5.65%, 4/1/34  1,440 1,487
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 1,600 1,578
Dominion Energy, VR, 6.625%, 5/15/55 (3) 1,410 1,445
Edison International, 6.95%, 11/15/29  1,485 1,606
Enel Finance International, 5.00%, 6/15/32 (1) 3,090 3,074
Eversource Energy, 5.85%, 4/15/31  3,145 3,277
Exelon, 5.60%, 3/15/53  3,400 3,424
FirstEnergy, 2.65%, 3/1/30  1,717 1,535
FirstEnergy, Series B, 2.25%, 9/1/30  318 276
FirstEnergy, Series C, 3.40%, 3/1/50  2,143 1,528
FirstEnergy Transmission, 4.55%, 1/15/30 (1) 395 389
New York State Electric & Gas, 5.85%, 8/15/33 (1) 1,195 1,252
Niagara Mohawk Power, 5.783%, 9/16/52 (1) 2,150 2,206
NRG Energy, 6.00%, 2/1/33 (1) 1,445 1,440
Pacific Gas & Electric, 3.50%, 8/1/50  850 607
Pacific Gas & Electric, 6.70%, 4/1/53  980 1,104
Pacific Gas & Electric, 6.95%, 3/15/34  1,540 1,722
Southern California Edison, 5.45%, 6/1/31  500 516
Vistra Operations, 3.70%, 1/30/27 (1) 1,900 1,851
Vistra Operations, 6.875%, 4/15/32 (1) 2,295 2,375
34,058
Natural Gas  1.0%
APA Infrastructure, 5.125%, 9/16/34 (1) 520 510
APA Infrastructure, 5.75%, 9/16/44 (1)(5) 700 705
Boston Gas, 6.119%, 7/20/53 (1) 1,005 1,031
Brooklyn Union Gas, 6.388%, 9/15/33 (1) 650 694

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Engie, 5.625%, 4/10/34 (1) 2,635 2,712
5,652
Total Utility 39,710
Total Corporate Bonds
(Cost $479,528) 474,063
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.3%
Owned No Guarantee  1.1%
Comision Federal de Electricidad, 5.70%, 1/24/30 (1) 1,365 1,335
Ooredoo International Finance, 4.625%, 10/10/34 (1) 820 798
Petroleos Mexicanos, 5.50%, 6/27/44  2,475 1,607
Republic of Chile, 3.625%, 8/1/27  2,200 2,123
5,863
Sovereign  0.7%
Republic of Peru, 5.375%, 2/8/35  1,600 1,586
Republic of Romania, 5.875%, 1/30/29 (1) 2,460 2,442
4,028
Supranational  0.5%
Africa Finance, 5.55%, 10/8/29 (1) 2,835 2,827
2,827
Total Foreign Government Obligations & Municipalities
(Cost $12,824) 12,718
MUNICIPAL SECURITIES  0.6%
Colorado  0.1%
Colorado HFA, Covenant Living Community, Series B, 2.80%,
12/1/26  480 462
462
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 4,393 2,713
2,713
Total Municipal Securities
(Cost $3,020) 3,175

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.1%
Collateralized Mortgage Obligations  0.1%
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 8.10%, 9/25/29, Acquisition
Date: 8/29/24, Cost $707 (6)(7)(8) 707 707
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $707) 707
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  1.7%
U.S. Treasury Obligations  1.7%
U.S. Treasury Bonds, 4.125%, 8/15/53 (10) 4,525 4,315
U.S. Treasury Bonds, 4.375%, 8/15/43  1,810 1,790
U.S. Treasury Bonds, 4.75%, 2/15/37 (10) 2,670 2,809
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $9,032) 8,914
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve Fund, 4.67% (11)(12) 2,400 2,400
Total Short-Term Investments
(Cost $2,400) 2,400
SECURITIES LENDING COLLATERAL  3.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 3.4%
Money Market Funds 3.4%
T. Rowe Price Government Reserve Fund, 4.67% (11)(12) 18,784 18,784
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 18,784
Total Securities Lending Collateral
(Cost $18,784) 18,784

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.3%
OTC Options Purchased 0.3%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
5 Year Interest Rate Swap,
5/23/30 Pay Fixed 3.93%
Annually, Receive Variable
4.59% (SOFR) Annually,
5/21/25 @ 3.93%* (8) 1 18,540 149
JPMorgan Chase
S&P 500 Index, Call, 3/21/25
@ $6,000.00 (8) 2 1,206 48
Morgan Stanley
10 Year Interest Rate Swap,
5/7/35 Pay Fixed 3.80%
Annually, Receive Variable
4.59% (SOFR) Annually,
5/5/25 @ 3.80%* (8) 2 37,100 619
Morgan Stanley
10 Year Interest Rate Swap,
5/7/35 Pay Fixed 4.15%
Annually, Receive Variable
4.59% (SOFR) Annually,
5/5/25 @ 4.15%* (8) 1 11,300 91
Morgan Stanley
5 Year Interest Rate Swap,
5/2/30 Pay Fixed 4.30%
Annually, Receive Variable
4.59% (SOFR) Annually,
4/30/25 @ 4.30%* (8) 1 56,300 189
Morgan Stanley
Credit Default Swap
Protection Sold (Relevant
Credit: Markit iTraxx
Europe-S42, 5 Year Index,
12/20/29), Receive 1.00%
Quarterly, Pay upon credit
default, 3/19/25 @ 0.50%*
(EUR) (8) 2 111,300 60
Morgan Stanley
Credit Default Swap
Protection Sold (Relevant
Credit: Markit iTraxx
Europe-S42, 5 Year Index,
12/20/29), Receive 1.00%
Quarterly, Pay upon credit
default, 3/19/25 @ 0.53%*
(EUR) (8) 1 55,650 52

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
iShares Russell 2000 ETF,
Call, 3/21/25 @ $250.00 (8) 126 3,048 111
Total Options Purchased (Cost $1,844) 1,319
Total Investments in Securities
102.7% of Net Assets
(Cost $569,010) $ 562,737
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $213,199 and represents 38.9% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Perpetual security with no stated maturity date.
(5) See Note 4 . All or a portion of this security is on loan at November 30, 2024.
(6) See Note 2. Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,067 and represents 0.4% of net assets.
(8) Non-income producing
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) At November 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(11) Seven-day yield

T. ROWE PRICE Corporate Income Fund

.
.
.
.
.
.
.
.
.
.
(12) Affiliated Companies
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GO General Obligation
HFA Health Facility Authority
OTC Over-the-counter
SOFR Secured overnight financing rate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold
(Relevant Credit: JPMorgan Chase,
A1*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 * 3,975 10 — 10
BNP Paribas, Protection Sold (Relevant
Credit: Morgan Stanley, A1*), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/24 * 3,975 10 — 10
Total Bilateral Credit Default Swaps, Protection
Sold — 20
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Pay Variable 4.823%
(SOFR + 0.00%) at Maturity, 12/20/24 2,750 16 (15) 31
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Pay Variable 4.823%
(SOFR + 0.00%) at Maturity, 12/20/24 2,750 14 (18) 32
Total Bilateral Total Return Swaps (33) 63
Total Bilateral Swaps (33) 83
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit:
Tesla), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/26 * 1,880 (24) 72 (96)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (96)
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/28 * 2,760 42 (9) 51

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S42, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 12/20/29 (EUR) * 17,590 428 417 11
Protection Sold (Relevant Credit: SES
S.A., Baa3*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/29 (EUR) * 5,531 (464) (384) (80)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (18)
Total Centrally Cleared Swaps (114)
Net payments (receipts) of variation margin to date 125
Variation margin receivable (payable) on centrally cleared swaps $ 11
* Credit ratings as of November 30, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(3).

T. ROWE PRICE Corporate Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 309 U.S. Treasury Long Bond contracts 3/25 36,926 $ 897
Long, 18 U.S. Treasury Notes five year contracts 3/25 1,937 15
Short, 175 U.S. Treasury Notes ten year contracts 3/25 (19,458) (97)
Long, 111 U.S. Treasury Notes two year contracts 3/25 22,878 69
Long, 45 Ultra U.S. Treasury Bonds contracts 3/25 5,723 91
Long, 1 Ultra U.S. Treasury Notes ten year
contracts 3/25 115 2
Net payments (receipts) of variation margin to date (771)
Variation margin receivable (payable) on open futures contracts $ 206

T. ROWE PRICE Corporate Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.67% $ — $ — $ 182++
Totals $ —# $ — $ 182+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
11/30/24
T. Rowe Price Government
Reserve Fund, 4.67% $ 8,794  ¤  ¤ $ 21,184
Total $ 21,184^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $182 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $21,184.

T. ROWE PRICE Corporate Income Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $569,010) $ 562,737
Interest receivable 6,411
Cash 479
Receivable for investment securities sold 232
Variation margin receivable on futures contracts 206
Unrealized gain on bilateral swaps 83
Receivable for shares sold 55
Due from affiliates 53
Variation margin receivable on centrally cleared swaps 11
Foreign currency (cost $1) 1
Other assets 51
Total assets 570,319
Liabilities
Obligation to return securities lending collateral 18,784
Payable for investment securities purchased 3,044
Investment management fees payable 158
Payable for shares redeemed 133
Bilateral swap premiums received 33
Other liabilities 117
Total liabilities 22,269
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 548,050

T. ROWE PRICE Corporate Income Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (117,621)
Paid-in capital applicable to 67,390,339 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 665,671
NET ASSETS $ 548,050
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $124,551; Shares outstanding: 15,321,933) $ 8.13
I Class
(Net assets: $156,364; Shares outstanding: 19,217,567) $ 8.14
Z Class
(Net assets: $267,135; Shares outstanding: 32,850,839) $ 8.13

T. ROWE PRICE Corporate Income Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/24
Investment Income (Loss)
Income
.
  Interest $ 14,297
Dividend 182
Securities lending 14
Total income 14,493
Expenses
Investment management 982
Shareholder servicing
Investor Class $ 186
I Class 34 220
Prospectus and shareholder reports
Investor Class 4
I Class 1
Z Class 1 6
Custody and accounting 116
Registration 32
Legal and audit 18
Directors 1
Miscellaneous 14
Waived / paid by Price Associates (688)
Total expenses 701
Net investment income 13,792

T. ROWE PRICE Corporate Income Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,558
Futures (866)
Swaps 822
Options written 54
Foreign currency transactions (23)
Net realized gain 1,545
Change in net unrealized gain / loss
Securities 14,291
Futures 1,311
Swaps (282)
Change in net unrealized gain / loss 15,320
Net realized and unrealized gain / loss 16,865
INCREASE IN NET ASSETS FROM OPERATIONS $ 30,657

T. ROWE PRICE Corporate Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 13,792 $ 25,840
Net realized gain (loss) 1,545 (23,615)
Change in net unrealized gain / loss 15,320 25,045
Increase in net assets from operations 30,657 27,270
Distributions to shareholders
Net earnings
Investor Class (3,067) (6,042)
I Class (3,803) (7,004)
Z Class (7,189) (13,313)
Decrease in net assets from distributions (14,059) (26,359)
Capital share transactions
*
Shares sold
Investor Class 11,553 16,897
I Class 9,624 21,705
Z Class 4,839 4,069
Distributions reinvested
Investor Class 2,799 5,568
I Class 3,253 6,094
Z Class 7,146 13,394
Shares redeemed
Investor Class (20,555) (37,577)
I Class (10,233) (28,403)
Z Class (18,699) (11,640)
Decrease in net assets from capital share
transactions (10,273) (9,893)

T. ROWE PRICE Corporate Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Net Assets
Increase (decrease) during period 6,325 (8,982)
Beginning of period 541,725 550,707
End of period $ 548,050 $ 541,725
*Share information (000s)
Shares sold
Investor Class 1,421 2,153
I Class 1,185 2,786
Z Class 597 519
Distributions reinvested
Investor Class 345 712
I Class 401 778
Z Class 881 1,712
Shares redeemed
Investor Class (2,539) (4,800)
I Class (1,263) (3,626)
Z Class (2,275) (1,491)
Decrease in shares outstanding (1,247) (1,257)

T. ROWE PRICE Corporate Income Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide high income and some capital growth. The fund has three classes of shares: the Corporate
Income Fund (Investor Class), the Corporate Income Fund–I Class (I Class)
and the Corporate Income Fund–Z Class (Z Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on

T. ROWE PRICE Corporate Income Fund

investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all

T. ROWE PRICE Corporate Income Fund

existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes
Disclosures, which enhances the transparency of income tax disclosures.
The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Corporate Income Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be

T. ROWE PRICE Corporate Income Fund

the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Corporate Income Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
November 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 63,848 $ — $ 63,848
Convertible Preferred Stocks 1,616 — — 1,616
Corporate Bonds — 471,111 2,952 474,063
Non-U.S. Government
Mortgage-Backed Securities — — 707 707
Short-Term Investments 2,400 — — 2,400
Securities Lending Collateral 18,784 — — 18,784
Options Purchased — 1,319 — 1,319
Total Securities 22,800 536,278 3,659 562,737
Swaps* — 112 — 112
Futures Contracts* 1,074 — — 1,074
Total $ 23,874 $ 536,390 $ 3,659 $ 563,923
Liabilities
Swaps* $ — $ 176 $ — $ 176
Futures Contracts* 97 — — 97
Total $ 97 $ 176 $ — $ 273
1
Includes Asset-Backed Securities, Bank Loans, Foreign Government Obligations &
Municipalities, Municipal Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Corporate Income Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Corporate Income Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures, Securities^ $ 2,122
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Securities^ 224
Equity derivatives Securities^ 159
^
,*
Total $ 2,505
^
,*
Liabilities
Interest rate derivatives Futures $ 97
Credit derivatives Centrally Cleared Swaps 176
Total $ 273
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 1,057 $ — $ (866) $ (1) $ 190
Credit derivatives (12) 54 — 823 865
Equity derivatives 238 — — — 238
Total $ 1,283 $ 54 $ (866) $ 822 $ 1,293

T. ROWE PRICE Corporate Income Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Swaps Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (454) $ — $ 1,311 $ — $ 857
Credit derivatives (7) — — (282) (289)
Equity derivatives 3 — — — 3
Total $ (458) $ — $ 1,311 $ (282) $ 571
^ Options purchased are reported as securities.

T. ROWE PRICE Corporate Income Fund

in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2024, no collateral had been pledged or posted by the fund to counterparties for bilateral derivatives. As of
November 30, 2024, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $1,402,000 cash and securities valued at $272,000. As of November 30, 2024, securities valued at $6,525,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial

T. ROWE PRICE Corporate Income Fund

instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 10% and 29% of net assets.
Options   The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities.
Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal

T. ROWE PRICE Corporate Income Fund

to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30,
2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 56% of net assets.
Swaps  The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by

T. ROWE PRICE Corporate Income Fund

the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2024, the notional amount of protection sold by the fund totaled $35,143,000 (6.4% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Corporate Income Fund

Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between
6% and 19% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

T. ROWE PRICE Corporate Income Fund

Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security

T. ROWE PRICE Corporate Income Fund

at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
November 30, 2024, the value of loaned securities was $18,027,000; the value of cash collateral and related investments was $18,784,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $194,110,000 and
$201,432,000, respectively, for the six months ended November 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2024, the fund had
$113,722,000 of available capital loss carryforwards.

T. ROWE PRICE Corporate Income Fund

At November 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $569,074,000. Net unrealized loss aggregated
$5,329,000 at period-end, of which $10,534,000 related to appreciated investments and $15,863,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.07%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2024, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related

T. ROWE PRICE Corporate Income Fund

to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2024 as indicated
in the table below Including these amounts, expenses previously waived/paid by Price Associates in the amount of $605,000 remain subject to repayment by the fund at November 30, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.59% 0.05% 0.00%
Expense limitation date 09/30/25 09/30/25 N/A
(Waived)/repaid during the period ($000s) $(78) $(45) $(565)

T. ROWE PRICE Corporate Income Fund

In addition, the fund has entered into service agreements with Price
Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan
Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2024, expenses incurred pursuant to these service agreements were $65,000 for Price Associates; $167,000 for T. Rowe Price Services, Inc.;
and $4,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At November 30, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of

T. ROWE PRICE Corporate Income Fund

the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F112-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Corporate Income Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025